Investments - Unrealized Loss Position (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 2,661.6	[1]	$ 6,203.5	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	41.9	[1]	230.7	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,289.0	[1]	490.6	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	34.2	[1]	49.8	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,950.6	[1]	6,694.1	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	76.1	[1]	280.5	[1]
Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	402.7		1,000.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	16.7		60.3
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,653.6		6,203.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	41.9		230.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,287.6		474.4
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	30.4		46.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,941.2	[1]	6,677.9	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	72.3	[1]	276.8	[1]
Debt Securities [Member] | Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	401.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	12.8
US Government Agencies Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	20.6		555.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.1		2.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	19.8		13.4
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.5		0.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	40.4	[1]	569.3	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.6	[1]	3.0	[1]
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	457.4		1,779.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	2.2		73.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	347.4		132.4
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	5.6		9.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	804.8	[1]	1,912.3	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	7.8	[1]	82.8	[1]
Domestic Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,074.1		2,196.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	19.9		88.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	515.2		170.0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	13.7		22.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,589.3	[1]	2,366.8	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	33.6	[1]	110.1	[1]
Foreign Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	540.0		875.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	12.8		43.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	148.0		90.9
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	5.5		9.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	688.0	[1]	966.1	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	18.3	[1]	53.0	[1]
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3.9		541.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.1		17.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	166.9		35.0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	3.8		3.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	170.8	[1]	576.1	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.9	[1]	21.1	[1]
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	181.5		162.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.7		4.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	69.0		25.0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.9		0.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	250.5	[1]	187.4	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.6	[1]	4.7	[1]
Other Asset-Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	373.1		87.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	6.1		1.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	21.3		7.7
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.4		0.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	394.4	[1]	95.5	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	6.5	[1]	2.1	[1]
Redeemable Preferred Stock [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3.0		4.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3.0	[1]	4.4	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0	[1]	0	[1]
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	8.0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1.4		16.2
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	3.8		3.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9.4	[1]	16.2	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 3.8	[1]	$ 3.7	[1]

[1]	At December 31, 2014 and 2013, debt and equity securities in an unrealized capital loss position of $16.7 million and $60.3 million, respectively, and with related fair value of $402.7 million and $1.0 billion, respectively, related to experience-rated and discontinued products.